Accounts Receivables - Concessions (Details 4) - Generation Concession Agreements [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance as of December 31, 2021	R$ 102,220	R$ 81,202
Remeasurement		18,414
Reversal of impairment		2,604
Remuneration	1,934
Fair value adjustment	(35,512)
Balance as of December 31, 2022	R$ 68,642	R$ 102,220